Significant Accounting Estimates and Judgements (Details)	12 Months Ended
Dec. 31, 2021 D $ / shares
Significant Accounting Estimates and Judgements
Issue price per share | $ / shares	$ 18.00
Trading days for redemption of public warrants	20
Consecutive trading days for redemption of public warrants	30